CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash flows from operating activities
Net loss	$ (256,725)	$ (111,581)	$ (96,829)
Adjustments to reconcile net loss to net cash used in operating activities
Share-based compensation expense	21,982	11,972	9,113
Depreciation and amortization	6,118	5,310	2,229
Obsolescence of inventory	856	0	0
Noncash lease expense	1,556	0	0
Non-cash interest expense (income)	(873)	14,785	5,511
Allowance for doubtful accounts	362	1,219	0
Bad debt expense	0	1,643	0
Income tax benefit	(12,011)	(3,308)	0
Issuance of common stock and warrants for professional fees	1,430	0	0
Expense due to conversion of notes	0	2,266	0
Other income (forgiveness of liabilities)	(1,198)	0	0
Change in fair value of contingent consideration, net	(9,600)	(5,503)	5,094
(Gain) loss on extinguishment of debt	(300)	(8,891)	3,940
Impairment of and equity in loss of equity method investees	11,529	16,780	13,718
Settlement of ROU operating lease liabilities	0	(5,926)	0
Asset impairments	172,540	51,319	73,669
(Gain) loss on disposal of subsidiaries, net	1,323	(276)	952
(Gain) loss on remeasurement of investment	(2,915)	0	3,179
Digital tokens received as payment for services	0	0	(40,700)
Disposal of equity method investments	0	0	245
Change in assets and liabilities, net of acquisitions:
Accounts receivable	5,941	(6,214)	(2,278)
Inventory	(4,418)	0	0
Prepaid expenses and other assets	(13,089)	(6,745)	2,881
Accounts payable	(1,577)	2,206	2,862
Deferred revenue	2,188	652	168
Amount due to related parties (interest)	665	1,269	(1,256)
Accrued expenses, salary and other current liabilities	686	(2,445)	3,718
Net cash used in operating activities	(75,530)	(41,468)	(13,784)
Cash flows from investing activities:
Acquisition of property and equipment	(2,807)	(191)	(1,816)
Acquisition of intangible assets	(3,712)	0	0
Disposal of subsidiaries, net of cash disposed	2,495	0	645
Acquisition of subsidiaries, net of cash acquired	(100,859)	0	(623)
Investment in debt securities	(70,047)	0	0
Investments in long-term investment	(44,941)	(2,850)	0
Loans to third-parties	0	(1,988)	0
Loans to related-party	(691)	0	0
Proceeds from loan repayment	473	1,529	0
Net cash used in investing activities	(220,089)	(3,500)	(1,794)
Cash flows from financing activities
Proceeds from issuance of convertible notes	295,000	27,000	9,132
Repayment of convertible notes	(80,000)	(12,000)	0
Proceeds from exercise of options and warrants and issuance of common stock	196,835	191,440	2,821
Proceeds from noncontrolling interest shareholder	157	7,148	0
Repayment of redeemable noncontrolling interest	(8,820)	0	0
Tax withholding paid for net share settlement of equity awards	(3,877)	0	0
Proceeds (repayments) due from/to related parties	0	(2,999)	3,161
Borrowings (repayments) from/to third parties	0	(2,540)	0
Net cash (used in) provided by financing activities	399,295	208,049	15,114
Effect of exchange rate changes on cash	423	50	(9)
Net (decrease) increase in cash and cash equivalents	104,099	163,131	(473)
Cash and cash equivalents at the beginning of the period	165,764	2,633	3,106
Cash and cash equivalents at the end of the period	269,863	165,764	2,633
Supplemental disclosure of cash flow information:
Cash paid for income tax	1,410	0	0
Cash paid for interest	1,516	3,004	73
Issuance of shares for contingent consideration	0	8,192	0
Issuance of shares for convertible notes conversion	157,766	45,114	0
Tree Technologies measurement period adjustment to goodwill, non-controlling interest and intangible assets	0	12,848	0
Disposal of assets in exchange of GTB	0	0	20,219
Issuance of shares for acquisition of intangible assets	0	0	10,005
Issuance of shares for acquisition of long-term investments	$ 59,808	$ 0	$ 40,715